Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates
Balances at the beginning of the year	$ 10,886	$ 13,435
Translation differences	35	(1,150)
Share of loss in associates	(5,353)	(4,146)	$ (15,841)
Contributions	4,425	2,907
Decrease	(64)	(160)
Balances at the end of the year	$ 9,929	$ 10,886	$ 13,435